SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) € in Thousands, $ in Thousands		12 Months Ended
	Dec. 14, 2015 USD ($)	Dec. 31, 2015 USD ($) item shares	Dec. 31, 2014 USD ($) item shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2015 EUR (€) shares
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Average interest rate, short-term bank deposits in U.S. dollars		1.04%	0.85%
Marketable securities impairment losses		$ 0	$ 0	$ 0
Evogene shares held | shares		53,405	113,405		53,405
Average interest rate, long-term bank deposits in U.S. dollars			1.02%
Deferred revenues		$ 312	$ 1,789
Number of licensed programs to achieve substantive milestones revenues | item		1	1
Revenue recognition under milestone method	$ 7,800	$ 7,800	$ 7,200
Severance expenses		484	337	$ 318
Net gain on derivative classified to operating expenses as effective portion		177
Net gain on derivative recorded as financial and other income, net for the ineffective portion		25
Unrealized gain (loss) arising from derivative contracts		(19)	141
Fair value of outstanding forward contracts		$ (19)	141
Schedule of Equity Method Investments [Line Items]
Number of investments in affiliates | item		2
Equity losses			$ (155)
Derivative instruments [Line Items]
Derivative, contract period		9 months	9 months
Derivative, maturity date		Sep. 30, 2015	Sep. 30, 2014
Derivative, notional amount		$ 4,357	$ 5,626
Neviah [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage		25.12%			25.12%
Investment amount			155
Equity losses			$ (155)
Neviah [Member] | Merck Holdings [Member] | Convertible Bridge Loan Agreement [Member]
Schedule of Equity Method Investments [Line Items]
Face amount | €					€ 500
Loan grant date		Dec. 17, 2014
Maturity term		18 months
Interest rate (as a percent)		2.00%			2.00%
Keddem [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage		29.41%			29.41%
Additional forward contracts [Member]
Derivative instruments [Line Items]
Derivative, contract period		3 months	3 months
Derivative, maturity date		Dec. 31, 2016	Dec. 31, 2015
Derivative, notional amount		$ 1,505	$ 1,837
Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of shares | shares		7,228,011	6,363,348	6,271,819
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of shares | shares			333,333	500,000
Exchange Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of shares | shares				2,157,293